Leases Disclosure of Maturity Analysis of Capitalised Leases (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 583	R 636
– 12 months
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	270	235
Due between 0 to five years
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	182	273
- Five years and more
Disclosure Of Maturity Analysis Of Finance Lease Payments [Line Items]
Gross lease liabilities	R 131	R 128